STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 1.9	$ 1.8
Consolidated charge related to stock-based compensation	$ 1.9	$ 5.5	$ 3.0